MODERN TECHNOLOGY FUND

Class A BELAX

Class C BELCX

Class I BELIX

Class R BELRX

A Series of Two Roads Shared Trust

Supplement dated March 13, 2015
to the Prospectus dated February 28, 2015

__________________________________________

On March 5, 2015, the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), on behalf of the Modern Technology Fund (the “Fund”), ratified the termination of the Sub-Advisory Agreement among the Trust, Merriman Wealth Advisors (“Merriman”) and ES Capital Advisors, LLC (“ES Capital” or the “Adviser”), the Fund’s investment adviser (the “Merriman Sub-Advisory Agreement”), and also approved a new Interim Sub-Advisory Agreement and definitive Sub-Advisory Agreement, each among the Trust, Crow Point Partners, LLC (“Crow Point”) and ES Capital.

Merriman submitted notice of termination of the Merriman Sub-Advisory Agreement to the Adviser and the Fund on February 4, 2015, following which ES Capital assumed management of the Fund’s assets. Information on ES Capital and David Morton, the Fund’s current portfolio manager, is included in the Fund’s Prospectus and Statement of Additional Information dated February 28, 2015. Peter DeCaprio and Andrew Tuttle of Crow Point assumed portfolio management responsibility for the Fund on an interim basis on March 5, 2015. The Fund remained fully invested during the period between Merriman’s resignation and Crow Point’s appointment as interim sub-adviser.

The Interim Sub-Advisory Agreement among the Trust, Crow Point and ES Capital is effective for up to 150 days from its effectiveness. The definitive Sub-Advisory Agreement is required by federal law to be approved by the Fund’s shareholders. Within this 150 day period, the Fund will hold a special meeting of shareholders for this purpose. Each shareholder of the Fund will receive a proxy statement with information on Crow Point. The Fund will also file with the SEC a revised Prospectus and Statement of Additional Information, however, none of the Fund’s investment objective, fees and expenses, principal investment strategy or principal investment risks are expected to change.

The following information regarding Crow Point and the Fund’s new interim portfolio management team supplements the section entitled “Management” and replaces the sub-section entitled “Portfolio Manager” in the Fund’s prospectus:

Investment Sub-Adviser

Crow Point Partners, LLC, located at 25 Recreation Park Drive, Suite 110, Hingham, MA, 02043, serves as the interim sub-adviser to the Fund. Subject to the authority of the Board of Trustees and oversight by the Adviser, Crow Point is responsible for the Fund’s investment portfolio in accordance with the Fund’s investment objectives, policies and restrictions. Pursuant to an interim sub-advisory agreement among the Trust, the Adviser and Crow Point, Crow Point is entitled to receive an annual sub-advisory fee on its portion of the Fund’s average daily net assets that is paid by the Adviser, not the Fund. Crow Point is an SEC-registered investment advisory firm. Crow Point was founded in 2006 and has approximately $2.6 billion in assets under management.

Portfolio Managers

Peter DeCaprio co-founded Crow Point Partners in 2006. Currently, he is functioning as the firm’s chief risk officer and Head of Trading. Previously, Mr. DeCaprio worked at Evergreen Investments as a senior analyst covering the utility, telecommunications, and media sectors. Prior to Evergreen, Mr. DeCaprio was a senior equity analyst at

Thomas Weisel Partners. He has also worked as an analyst at BancBoston Robertson Stephens, Dillon Read and Co. Inc., Houlihan Lokey Howard and Zukin, and TIAA-CREF. He is a graduate of Duke University’s Fuqua School of Business, where he received his MBA, and Tufts University where he received a Bachelor of Arts degree.

Andrew Tuttle has more than ten years investment experience in investment banking, distressed debt and equity research. Currently, he is Crow Point’s senior analyst and covers all sectors. Previously, he worked at Cantor Fitzgerald, Jefferies & Co., Thomas Weisel Partners, and First Union National Bank. He is a graduate of Columbia University, where he received his MBA, and the College of William and Mary, where he received a Bachelor of Arts degree.

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This Supplement and the existing Prospectus and Statement of Additional Information (“SAI”), dated February 28, 2015, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the U.S Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-866-851-2525.

MODERN TECHNOLOGY FUND

Class A BELAX

Class C BELCX

Class I BELIX

Class R BELRX

A Series of Two Roads Shared Trust

Supplement dated March 13, 2015
to the Statement of Additional Information (“SAI”) dated February 28, 2015

__________________________________________

On March 5, 2015, the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), on behalf of the Modern Technology Fund (the “Fund”), ratified the termination of the Sub-Advisory Agreement among the Trust, Merriman Wealth Advisors (“Merriman”) and ES Capital Advisors, LLC (“ES Capital” or the “Adviser”), the Fund’s investment adviser (the “Merriman Sub-Advisory Agreement”), and also approved a new Interim Sub-Advisory Agreement and definitive Sub-Advisory Agreement, each among the Trust, Crow Point Partners, LLC (“Crow Point”) and ES Capital.

Merriman submitted notice of termination of the Merriman Sub-Advisory Agreement to the Adviser and the Fund on February 4, 2015, following which ES Capital assumed management of the Fund’s assets. Information on ES Capital and David Morton, the Fund’s current portfolio manager, is included in the Fund’s Prospectus and SAI dated February 28, 2015. Peter DeCaprio and Andrew Tuttle of Crow Point assumed portfolio management responsibility for the Fund on an interim basis on March 5, 2015. The Fund remained fully invested during the period between Crow Point’s resignation and Crow Point’s appointment as interim sub-adviser.

The Interim Sub-Advisory Agreement among the Trust, Crow Point and ES Capital is effective for up to 150 days from its effectiveness. The definitive Sub-Advisory Agreement is required by federal law to be approved by the Fund’s shareholders. Within this 150 day period, the Fund will hold a special meeting of shareholders for this purpose. Each shareholder of the Fund will receive a proxy statement with information on Crow Point. The Fund will also file with the SEC a revised Prospectus and SAI, however, none of the Fund’s investment objective, fees and expenses, principal investment strategy or principal investment risks are expected to change.

The following information regarding Crow Point and the Fund’s new interim portfolio management team supplements the section entitled “Investment Adviser” and replaces the section and sub-section entitled “Portfolio Manager” and “Ownership of Securities” in the Fund’s SAI, respectively:

Sub-Adviser and Sub-Advisory Agreement

ES Capital has engaged Crow Point Partners, LLC (“Crow Point” or the “Sub-Adviser”) as sub-adviser to the Fund pursuant to an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”). The Interim Sub-Advisory Agreement and a definitive Sub-Advisory Agreement (the “Sub-Advisory Agreement”, and together with the Interim Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with Crow Point were approved by the Board of the Trust, including a majority of the Independent Trustees, at a meeting held on March 5, 2015. The following table sets forth the annual sub-advisory fee rate payable by ES Capital to Crow Point pursuant to the Sub-Advisory Agreements, expressed as a percentage of the Fund’s average daily net assets:

FUND	SUB-ADVISORY FEE
Modern Technology Fund	0.50%

The Interim Sub-Advisory Agreement shall continue in effect for 150 days from its effectiveness. The Sub-Advisory Agreement is required by federal law to be approved by the Fund’s shareholders. Within this 150 day period, the Fund will hold a special meeting of shareholders for this purpose. The Sub-Advisory Agreement provides that it shall continue in effect for two years initially and then from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.

With respect to Crow Point’s management of the Fund’s portfolio, ES Capital provides investment management evaluation services by performing initial due diligence on Crow Point and thereafter monitoring Crow Point’s performance for compliance with the Fund’s investment objective and strategies, as well as adherence to its investment style. ES Capital monitors the Fund’s portfolio composition, risk metrics, positions size and volatility, and conducts performance evaluations through in-person, telephonic and written consultations. In evaluating Crow Point, ES Capital considers, among other factors: its level of expertise; relative performance and consistency of performance; adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications.

ES Capital is responsible for communicating performance expectations and evaluations to Crow Point and ultimately recommending to the Board of Trustees whether the Sub-Advisory Agreement, once approved by shareholders, should be renewed, modified or terminated. ES Capital provides written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Crow Point is compensated by ES Capital, not the Fund. ES Capital pays Crow Point its monthly fee based upon the average daily value of the net assets of the Fund during the preceding month. The Fund is not responsible for the payment of the sub-advisory fees. ES Capital is also responsible for conducting all operations of the Fund, except those operations contracted to Crow Point, the Custodian, the Administrator or the Fund’s Transfer Agent. Although Crow Point’s activities are subject to oversight by the Board of Trustees and the officers of the Trust, neither the Board of Trustees, the officers nor ES Capital evaluate the investment merits of Crow Point’s individual security selections. Crow Point has complete discretion to purchase, manage and sell portfolio securities for the Fund’s investment portfolio, subject to the Fund’s investment objective, policies and limitations.

Crow Point is located at 25 Recreation Park Drive, Suite 110, Hingham, MA, 02043, and is an SEC-registered investment advisory firm. Crow Point was founded in 2006 and has approximately $2.6 billion in assets under management.

PORTFOLIO MANAGER

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts. The information is as of February 28, 2015.

Modern Technology Fund

Peter DeCaprio

Account Type Investment Team	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$44,000,000	0	0
Other Pooled Investment Vehicles	1	$22,000,000	1	$22,000,000
Other Accounts	0	$0	0	$0

Andrew Tuttle

Account Type Investment Team	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$44,000,000	0	0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of February 28, 2015.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Peter DeCaprio	None
Andrew Tuttle	None

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This Supplement and the existing Prospectus and SAI, dated February 28, 2015, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the U.S Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-866-851-2525.